Note 32 Leverage Ratio (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leverage ratio [Line Items]
Tier 1	€ 52,150	€ 47,931	€ 45,686
Exposure to leverage ratio	€ 797,888	€ 737,990	€ 671,789
Leverage ratio	6.54%	6.49%	6.80%